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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000

Check here if Amendment   [ ];               Amendment Number:

This Amendment (Check only one.):            [ ]  Is a restatement.

                                             [ ]  Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Caywood - Scholl Capital Management, LLC
Address: 4350 Executive Drive, Suite 125, San Diego, CA 92121

Form 13 F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Luke D. Knecht
Title: Managing Director
Phone: (415) 954-5400

Signature, Place, and Date of Signing:

LUKE D. KNECHT               SAN FRANCISCO, CA 94111    AUGUST 14, 2000
------------------------     ------------------------   -----------------
[Signature]                  [City, State]              [Date}

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name
28-223                                     Dresdner RCM Global Investors LLC